Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Intermediate Term Municipal Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 323
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,605
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	1,978
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,230